Risk Management Maximum Exposure To Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Total	₩ 396,559,830	₩ 393,116,368
Loans and receivables
Disclosure of financial instruments [Line Items]
Total	267,106,204	258,392,633
Korean treasury and government agencies
Disclosure of financial instruments [Line Items]
Total	8,823,584	16,058,305
Banks
Disclosure of financial instruments [Line Items]
Total	26,845,309	20,242,260
Corporates
Disclosure of financial instruments [Line Items]
Total	90,570,551	88,985,566
Consumers
Disclosure of financial instruments [Line Items]
Total	140,866,760	133,106,502
Financial assets at FVTPL
Disclosure of financial instruments [Line Items]
Total	5,795,774	5,573,739
Deposits indexed to gold prices
Disclosure of financial instruments [Line Items]
Total	25,972	26,180
Debt securities held for trading
Disclosure of financial instruments [Line Items]
Total	2,644,333	2,644,916
Financial assets designated at FVTPL
Disclosure of financial instruments [Line Items]
Total	9,694	4,348
Derivative assets for trading
Disclosure of financial instruments [Line Items]
Total	3,115,775	2,898,295
Available for sale debt securities
Disclosure of financial instruments [Line Items]
Total	13,229,244	16,541,888
Held to maturity securities
Disclosure of financial instruments [Line Items]
Total	16,749,296	13,910,251
Derivative assets for hedging
Disclosure of financial instruments [Line Items]
Total	59,272	140,577
Off balance sheet items
Disclosure of financial instruments [Line Items]
Total	93,620,040	98,557,280
Guarantees
Disclosure of financial instruments [Line Items]
Total	12,859,715	14,761,784
Loan commitments
Disclosure of financial instruments [Line Items]
Total	₩ 80,760,325	₩ 83,795,496